Warrant Liabilities	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Warrant Liabilities	Warrant Liabilities

	Liberty Warrants	PIPE Warrant	Columbia Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2021	$-	$-	$143,237	$-	$143,237
Warrants issued	$30,853	$1,312	$-	$4,872	$37,037
Change in fair value of financial instruments	(15,476)	(360)	(18,635)	(573)	(35,044)
Write-off of deferred costs	-	-	203	-	203
Settlements	-	-	-	(337)	(337)
Reclassification to equity	-	-	(124,805)	-	(124,805)
As of June 30, 2022	$15,377	$952	$-	$3,962	$20,291

Liberty Warrants

On January 18, 2022, the Company and CF V entered into the Liberty Subscription Agreement with the Liberty Investor, pursuant to which the Company agreed to issue 20,000,000 shares of its Class A Common Stock and the Liberty Warrants, for an aggregate purchase price of $150.0 million. The transaction closed on February 10, 2022 (the “Liberty Closing”). The Liberty Warrants became exercisable as of and from the Liberty Closing, will expire on the fifth anniversary of the Liberty Closing (February 10, 2027), and are subject to the terms and conditions set forth in the agreement.

An advisory fee is payable by the Company in exchange for advisory services to be provided to the Company from time to time until a Cessation Event (as defined in the agreement). The advisory fee includes a warrant to purchase 2,500,000 shares of the Company’s Class A Common Stock at an exercise price of $10.00 per share (the “Liberty Advisory Fee Warrant”), which was issued at the Liberty Closing, and for so long as a Cessation Event has not occurred, $1.25 million to be paid in cash on the 18-month anniversary of the Liberty Closing and on the last day (or, if not a business day, the immediately following business day) of each of the following five successive three-month anniversaries of such 18-month anniversary (each, an “Advisory Fee Cash Payment” and together, the “Advisory Fee Cash Payments”), representing an aggregate of up to $7.5 million in Advisory Fee Cash Payments.

The Liberty Advisory Fee Warrant becomes exercisable as of and from February 10, 2023, and will expire on the fifth anniversary of the Liberty Closing (February 10, 2027). The Liberty Advisory Fee Warrant is subject to substantially the same terms as the Liberty Warrants.

The Liberty Warrants were initially recognized as a liability with a fair value of $30.9 million. The Liberty Warrants remain unexercised and were remeasured to fair value of $15.4 million as of June 30, 2022.

PIPE Warrant

On January 22, 2022, in connection with the Merger, the Company issued the PIPE Warrant to purchase 2,500,000 shares of Satellogic’s Class A common stock at an exercise price of $20.00 per share. The PIPE Warrant became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date (January 25, 2027), or earlier upon redemption or liquidation.

The PIPE Warrant was initially recognized as a liability with a fair value of $1.3 million. The PIPE Warrant remains unexercised and was remeasured to fair value of $1.0 million as of June 30, 2022.
Columbia Warrant

In March 2021, the Company issued a warrant to purchase up to 15,931,360 shares of the Company’s common stock (“Columbia Warrant”) at an exercise price of $2.51635975 per share, or an aggregate of $40,089, in connection with the loan agreement between the Company and Columbia River Investment Limited (“Columbia”).

The Columbia Warrant is exercisable the earlier of 25 years from the effective date or the date in which the warrant is exercised in full.

The Columbia Warrant was initially recognized on March 8, 2021 as a liability with a fair value of $161.2 million, and was remeasured to a fair value of $143.2 million as of December 31, 2021. The Company recognized a gain from the remeasurement of the Columbia Warrant of $18.6 million for the six months ended June 30, 2022. The fair value of the Columbia Warrant of $124.8 million was reclassified to additional paid-in capital in connection with the Merger.

$8.63 Warrants

In connection with the Merger, the Sponsor, CF V, and the Company entered into an Assignment, Assumption and Amendment Agreement (the “Amended Warrant Agreement”), dated January 25, 2022 and amends the Warrant Agreement (the “Existing Warrant Agreement”), dated January 28, 2021.

Pursuant to the Existing Warrant Agreement the Company issued Public Warrants to purchase 8,333,333 shares of Class A common stock and 200,000 Private Placement Warrants. Additionally, the Company agreed to issue the FPA Warrant to purchase 333,333 shares of common stock pursuant to the Amended and Restated Forward Purchase Agreement (together, with the Public Warrants and the Private Placement Warrants, the “$8.63 Warrants”).

All of the $8.63 Warrants are governed by the Existing Warrant Agreement. The $8.63 Warrants became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date (January 25, 2027), or earlier upon redemption or liquidation.

The $8.63 Warrants were initially recognized as a liability with a fair value of $4.9 million. On April 1, 2022, the Company determined pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022, that the warrant price with respect to the warrants issued and outstanding was adjusted from $11.50 to $8.63 and the redemption price was adjusted from $18.00 to $13.50.

Public Warrants to purchase 613,111 shares of Class A common stock were exercised during the six months ended June 30, 2022.